Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Property, plant and equipment consist of the following:

(In thousands)	Estimated Useful Lives	December 31 2014	December 31 2013
Land	—	$15,721	$16,652
Land improvements	5-20 years	15,898	13,615
Buildings and improvements	5-40 years	205,409	192,346
Machinery and equipment	3-20 years	1,861,965	1,969,493
Uncompleted construction	—	87,414	85,627
Gross property, plant and equipment		2,186,407	2,277,733
Less: Accumulated depreciation		(1,523,163)	(1,567,268)
Property, plant and equipment, net		$663,244	$710,465